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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 18, 2008 TO THE MAY 1, 2008 PROSPECTUS FOR AXA EQUITABLE'S 300+ SERIES

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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated
May 1, 2008, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service group referenced in your prospectus.


CHANGE TO MAILING ADDRESS FOR CONTRIBUTIONS

Effective on or about July 1, 2008, the address to which you should send contributions to your contract by regular mail is changing. In order to avoid delays in processing, please send your correspondence to our new location. The information under "For contributions sent by regular mail:" under "AXA Equitable's 300+ Series in the Prospectuses is deleted in its entirety and replaced with the following:

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                     FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
                     ---------------------------------------
                     AXA Equitable 300+ Series
                     P.O. Box 1599
                     Newark, New Jersey 07101-9764

















  (Copyright) 2008 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

NB/IF
AXA Equitable 300+ Series
P.O. Box 1599                                                            x02137
Newark, New Jersey 07101-9764                    300+ Series Address Change Supp